Note 18 - Segmented Information - Revenues and Long-lived Assets by Geographic Location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 1,705,456	$ 1,482,889
Total long-lived assets	510,820	460,364
UNITED STATES
Revenues	1,610,068	1,393,950
Total long-lived assets	469,919	420,087
CANADA
Revenues	95,388	88,939
Total long-lived assets	$ 40,901	$ 40,277